Accounts Receivable, Net (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Accounts Receivable, after Allowance for Credit Loss [Abstract]
Accounts receivable	¥ 627,654	$ 89,753	¥ 616,453
Allowance for credit losses	(159,596)	(22,822)	(142,834)
Accounts receivable, net	¥ 468,058	$ 66,931	¥ 473,619